GOODWILL AND OTHER INTANGIBLE ASSETS-NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 292	$ 333	$ 465
Future amortization expense - 2024	287
Future amortization expense - 2025	262
Future amortization expense - 2026	257
Future amortization expense - 2027	247
Future amortization expense - 2028	$ 249